COMMITMENTS AND CONTINGENCIES (Details)							3 Months Ended	12 Months Ended
	Apr. 21, 2022 D $ / shares	Feb. 01, 2022 USD ($)	Jan. 24, 2022 USD ($)	Dec. 20, 2021 USD ($) D $ / shares shares	Dec. 15, 2021 USD ($)	Oct. 04, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares	Jan. 27, 2021 item	Dec. 31, 2020 $ / shares
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.01	$ 0.01			$ 0.01
Class A Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.01	$ 0.01
ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item										3
Deferred underwriting fees payable							$ 9,082,500	$ 9,082,500	$ 9,082,500
Condition for future business combination threshold Percentage Ownership							50	50
Legal fees							$ 1,941,000	$ 1,100,000
ITHAX ACQUISITION CORP. | Capital market advisement services and investment banking services
Other Commitments [Line Items]
Percentage of contingent fee on gross proceeds						7.00%
Contingent fee cap value						$ 3,500,000
ITHAX ACQUISITION CORP. | Capital market advisement services
Other Commitments [Line Items]
Contingent fee					$ 1,000,000
ITHAX ACQUISITION CORP. | Investment banking services
Other Commitments [Line Items]
Proceeds from Issuance of Private Placement						$ 50,000,000
Percentage of contingent fee on gross proceeds						3.50%
Contingent fee cap value						$ 1,500,000
Contingent fee						$ 500,000
ITHAX ACQUISITION CORP. | Advisory services
Other Commitments [Line Items]
Contingent fee		$ 625,000	$ 500,000
ITHAX ACQUISITION CORP. | Insurance services
Other Commitments [Line Items]
Insurance run off premium								$ 1,100,000
ITHAX ACQUISITION CORP. | Subsequent Event
Other Commitments [Line Items]
Restrictions On Transfer Period Of Time After Business Combination Completion	6 months
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger | $ / shares	$ 12.00
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days | D	20
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Consecutive Trading Days | D	30
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences	90 days
Contingent fee		625,000	500,000
ITHAX ACQUISITION CORP. | Subsequent Event | Advisory services
Other Commitments [Line Items]
Contingent fee		$ 625,000	$ 500,000
ITHAX ACQUISITION CORP. | Sponsor
Other Commitments [Line Items]
Cash Held By The Company				$ 150,000,000
ITHAX ACQUISITION CORP. | Class A Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001
Earn out issue | shares				9,000,000
Earn out vesting period				4 years
ITHAX ACQUISITION CORP. | Class A Common Stock | Sponsor
Other Commitments [Line Items]
Restrictions On Transfer Period Of Time After Business Combination Completion				6 months
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger | $ / shares				$ 12.00
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days | D				20
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Consecutive Trading Days | D				30
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences				90 days
Condition for future business combination threshold Percentage Ownership				50
ITHAX ACQUISITION CORP. | Class B Common Stock
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001			$ 0.001	$ 0.001			$ 0.001
ITHAX ACQUISITION CORP. | Class B Common Stock | Sponsor
Other Commitments [Line Items]
Number of shares forfeiture and surrender | shares				603,750
Over-allotment option | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Deferred fee							6.00%	6.00%
Deferred underwriting fees payable							$ 1,732,500	$ 1,732,500
Purchase price, per unit | $ / shares									$ 10.00
Initial Public Offering | ITHAX ACQUISITION CORP.
Other Commitments [Line Items]
Deferred fee							3.50%	3.50%
Initial units sold in the IPO | shares							21,000,000	21,000,000
Deferred underwriting fees payable							$ 7,350,000	$ 7,350,000
Purchase price, per unit | $ / shares									$ 10.00
Private Placement | ITHAX ACQUISITION CORP. | Class A Common Stock
Other Commitments [Line Items]
Stock Issued During Period, Shares, New Issues | shares				5,000,000
Purchase price, per unit | $ / shares				$ 10.00
Proceeds from Issuance of Private Placement				$ 50,000,000,000,000